United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4743

                      (Investment Company Act File Number)


                       Federated Equity Income Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 8/31/05







Item 1.           Schedule of Investments



FEDERATED EQUITY INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

         Shares                                                                                                           Value

                         COMMON STOCKS--94.9%
                         Consumer Discretionary--10.0%
         193,500         Clear Channel Communications, Inc.                                                      $      6,443,550
         413,300         Dana Corp.                                                                                     5,563,018
         296,300         Hasbro, Inc.                                                                                   6,133,410
         422,257         Limited, Inc.                                                                                  9,281,209
         562,100         Mattel, Inc.                                                                                   10,134,663
        1,266,800        McDonald's Corp.                                                                               41,107,660
         249,300     (1) Newell Rubbermaid, Inc.                                                                        5,841,099
         310,000         Nissan Motor Co., Ltd., ADR                                                                    6,537,900
        1,990,300        Pearson PLC, ADR                                                                               24,321,466
                              TOTAL                                                                                    115,363,975
                         Consumer Staples--8.7%
         291,000     (1) Albertsons, Inc.                                                                               5,857,830
         627,800         Coca-Cola Co.                                                                                  27,623,200
         154,500         Colgate-Palmolive Co.                                                                          8,111,250
         378,300         Kimberly-Clark Corp.                                                                           23,575,656
         187,400         Kraft Foods, Inc., Class A                                                                     5,809,400
         256,500         Loews Corp.                                                                                    9,903,465
         252,100         PepsiCo, Inc.                                                                                  13,827,685
         305,000         Sara Lee Corp.                                                                                 5,795,000
                              TOTAL                                                                                    100,503,486
                         Energy--10.7%
         199,300         BP PLC, ADR                                                                                    13,628,134
         695,100         Exxon Mobil Corp.                                                                              41,636,490
         162,700         Kinder Morgan, Inc.                                                                            15,532,969
         35,800          Norsk Hydro A.S., ADR                                                                          3,843,488
         252,600     (2) Royal Dutch Shell PLC,  ADR                                                                    16,408,896
         247,300         Total SA, Class B, ADR                                                                         32,604,032
                              TOTAL                                                                                    123,654,009
                         Financials--31.5%
         161,643         Ace Ltd.                                                                                       7,178,566
         434,400         Allstate Corp.                                                                                 24,417,624
        1,569,100        Amvescap PLC, ADR                                                                              20,963,176
         485,914         Bank of America Corp.                                                                          20,908,879
         202,600         Bank of New York Co., Inc.                                                                     6,193,482
         146,400         Barclays PLC, ADR                                                                              5,899,920
         149,283         Cincinnati Financial Corp.                                                                     6,117,617
        1,314,400        Citigroup, Inc.                                                                                57,531,288
         381,900         Federal Home Loan Mortgage Corp.                                                               23,059,122
         219,600         Gallagher (Arthur J.) & Co.                                                                    6,271,776
         503,600         J.P. Morgan Chase & Co.                                                                        17,067,004
         172,400         Lloyds TSB Group PLC, ADR                                                                      5,751,264
         785,500         MBNA Corp.                                                                                     19,794,600
         290,800         Morgan Stanley                                                                                 14,792,996
         381,600         Nationwide Financial Services, Inc., Class A                                                   14,714,496
         141,900         PartnerRe Ltd.                                                                                 8,613,330
         137,000         RenaissanceRe Holdings Ltd.                                                                    6,207,470
         501,500         Sun Life Financial Services of Canada                                                          18,500,335
         321,300         U.S. Bancorp                                                                                   9,388,386
         307,700         UBS AG                                                                                         25,262,170
         296,700         Wachovia Corp.                                                                                 14,722,254
         412,300         Wells Fargo & Co.                                                                              24,581,326
         80,800      (1) XL Capital Ltd., Class A                                                                       5,615,600
                              TOTAL                                                                                    363,552,681
                         Health Care--7.2%
         362,500         Abbott Laboratories                                                                            16,359,625
         114,600         GlaxoSmithKline PLC, ADR                                                                       5,583,312
         135,800         Johnson & Johnson                                                                              8,608,362
         470,500         Merck & Co., Inc.                                                                              13,282,215
        1,179,000        Pfizer, Inc.                                                                                   30,029,130
         196,800         Wyeth                                                                                          9,011,472
                              TOTAL                                                                                     82,874,116
                         Industrials--6.9%
         600,900         General Electric Co.                                                                           20,196,249
         188,000         Lockheed Martin Corp.                                                                          11,701,120
         109,000         Northrop Grumman Corp.                                                                         6,113,810
         451,400         Quebecor World, Inc.                                                                           8,743,618
         572,300         TNT NV, ADR                                                                                    14,799,678
         85,700          United Parcel Service, Inc.                                                                    6,075,273
         112,800         United Technologies Corp.                                                                      5,640,000
         231,000         Waste Management, Inc.                                                                         6,336,330
                              TOTAL                                                                                     79,606,078
                         Information Technology--0.5%
         408,700         Nokia Oyj, Class A, ADR                                                                        6,445,199
                         Materials--6.0%
         98,800          Air Products & Chemicals, Inc.                                                                 5,473,520
         139,200         Akzo Nobel NV, ADR                                                                             5,744,784
         225,700         Alcoa, Inc.                                                                                    6,046,503
         332,700         Du Pont (E.I.) de Nemours & Co.                                                                13,164,939
         187,200         Georgia-Pacific Corp.                                                                          6,007,248
         245,600         POSCO, ADR                                                                                     12,832,600
         129,900         Rohm & Haas Co.                                                                                5,638,959
         561,200         Stora Enso Oyj, ADR                                                                            7,778,232
         380,800         Worthington Industries, Inc.                                                                   6,892,480
                              TOTAL                                                                                     69,579,265
                         Telecommunication Services--9.7%
         159,600         AT&T Corp.                                                                                     3,140,928
         319,600         BCE, Inc.                                                                                      8,373,520
         468,700         BellSouth Corp.                                                                                12,322,123
        1,766,400        SBC Communications, Inc.                                                                       42,534,912
         523,400         Telefonos de Mexico, Class L, ADR                                                              10,049,280
         587,100         Telstra Corp. Ltd., ADR                                                                        10,415,154
         559,800         Verizon Communications                                                                         18,311,058
         244,700         Vodafone Group PLC, ADR                                                                        6,668,075
                              TOTAL                                                                                    111,815,050
                         Utilities--3.7%
         87,200          Equitable Resources, Inc.                                                                      6,574,880
         174,700         Exelon Corp.                                                                                   9,414,583
         125,402         National Grid PLC, ADR                                                                         5,959,103
         353,300         Northeast Utilities Co.                                                                        7,037,736
         173,400         Pinnacle West Capital Corp.                                                                    7,790,862
         131,000         Progress Energy, Inc.                                                                          5,710,290
                              TOTAL                                                                                     42,487,454
                              TOTAL COMMON STOCKS
                         -------------------------------------------------------
                              (IDENTIFIED COST $967,177,227)                                                          1,095,881,313

                         PREFERRED STOCKS--1.4%
                         Financials--1.4%
           175           Federal National Mortgage Association, Conv. Pfd.,
                         $53750.00 Annual Dividend
                         -------------------------------------------------------
                         (IDENTIFIED COST $17,758,750)                                                                  16,592,776

                         REPURCHASE AGREEMENTS--4.2%
       26,034,000        Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Bank of America N.A. will repurchase an U.S. Government Agency security with a maturity of 7/1/2035 for $1,500,150,417 on 9/1/2005.  The market value of the underlying security at the end of the period was
                         $1,530,000,000.                                                                                26,034,000
       20,000,000        Interest in $4,350,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2030 for $4,350,436,208 on
                         9/1/2005.  The market value of the underlying securities at the end of the
                         period was $4,437,445,374.                                                                     20,000,000
        2,123,000        Interest in $1,143,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which BNY Paribas, Inc. will repurchase U.S. Government Agency securities with various maturities to 9/1/2035 for $1,143,114,618 on 9/1/2005.  The market value of the underlying securities at the end of the period was $1,169,697,210.
                         (held as collateral for security lending)                                                      2,123,000
                              TOTAL REPURCHASED AGREEMENTS
                         --------------------------------------------------------------------------------
                              (AT AMORTIZED COST)                                                                       48,157,000
                              TOTAL INVESTMENTS--100.5%
                         ================================================================================
                               (IDENTIFIED COST $1,033,092,977)(3)                                                    1,160,631,089
                              OTHER ASSETS AND LIABILITIES - NET--(0.5)%                                                (5,814,049)
                              TOTAL NET ASSETS -100%                                                             $    1,154,817,040

================================================================================

1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of August 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

           Market Value of Securities Loaned          Market Value of Collateral

          $2,044,931                                                $2,123,000

        2  Non-income producing security.
        3 At August 31, 2005, the cost of investments for federal tax purposes was $1,033,092,977. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $127,538,112. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $162,982,271 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,444,159.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currenlty offered to insitutional investors for the securities. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt





Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Equity Income Fund, Inc.

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005